RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Plan assets	$ 808	$ 654
Less accrued benefit obligation	(813)	(679)
Accrued benefit liability	$ (5)	$ (25)